Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Table Text Block Supplement [Abstract]
Cash and cash equivalents		¥ 905,451	$ 131,278	¥ 1,431,317	¥ 1,895,308
Restricted cash		19,817	2,873	7,795	¥ 29,898
Accounts receivable (net of allowances of RMB38,922 and RMB45,647 (US$6,183) as of December 31, 2021 and 2022, respectively)		109,954	15,942	92,197
Contract assets		41,757	6,054	42,391
Inventories, net		130,321	18,895	123,210
Prepayments and other current assets		51,462	7,462	60,279
Total current assets		1,258,762	182,504	1,820,946
Property and equipment, net		251,829	36,512	325,438
Intangible assets, net		1,986	288	5,150
Other non-current assets		20,890	3,029	45,136
Total non-current assets		328,705	47,658	457,641
TOTAL ASSETS		1,587,467	230,162	2,278,587
Accounts payable		50,947	7,387	63,080
Deferred revenue		147,633	21,405	142,871
Customer deposits		1,803	261	972
Short-term borrowings		0	0	2,370
Total current liabilities		411,451	59,655	372,184
Total non-current liabilities		17,675	2,563	61,092
TOTAL LIABILITIES		429,126	62,218	433,276
Other non-current liabilities		4,124	598	11,776
Non-current portion of operating lease liabilities		13,551	1,965	49,316
Current portion of operating lease liabilities		37,236	5,399	34,999
Operating right-of-use assets		48,205	6,989	81,007
VIE and VIE's subsidiaries
Table Text Block Supplement [Abstract]
Cash and cash equivalents		376,735	54,621	185,850
Restricted cash		10,277	1,490	0
Accounts receivable (net of allowances of RMB38,922 and RMB45,647 (US$6,183) as of December 31, 2021 and 2022, respectively)		109,948	15,941	92,197
Contract assets		41,757	6,054	42,391
Inter-company receivables	[1]	245,391	35,578	75,560
Inventories, net		114,340	16,577	119,257
Prepayments and other current assets		19,215	2,787	40,957
Total current assets		917,663	133,048	556,212
Property and equipment, net		59,465	8,621	42,623
Intangible assets, net		161	23	633
Other non-current assets		10,165	1,474	8,346
Total non-current assets		98,596	14,294	103,232
TOTAL ASSETS		1,016,259	147,342	659,444
Accounts payable		10,139	1,470	27,102
Deferred revenue		145,117	21,040	133,489
Inter-company payables	[1]	1,601,116	232,140	897,633
Accrued liabilities and other current liabilities		107,240	15,547	89,976
Customer deposits		1,803	261	972
Short-term borrowings		0	0	2,370
Total current liabilities		1,891,368	274,221	1,177,234
Total non-current liabilities		6,541	949	38,232
TOTAL LIABILITIES		1,897,909	275,170	1,215,466
Other non-current liabilities		1,901	276	8,563
Non-current portion of operating lease liabilities		4,640	673	29,669
Current portion of operating lease liabilities		25,953	3,763	25,692
Operating right-of-use assets		¥ 28,805	$ 4,176	¥ 51,630

[1]	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.